CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital Stock QuestEx Gold And Copper Ltd	Capital Stock Restricted Share Units Reserves	Capital Stock	Commitment to issue shares	Reserves QuestEx Gold And Copper Ltd	Reserves Restricted Share Units Reserves	Reserves	Deficit	QuestEx Gold And Copper Ltd	Total
Balance at beginning of period at Dec. 31, 2021			$ 361,982				$ 40,608	$ (279,041)		$ 123,549
Balance at beginning of period (shares) at Dec. 31, 2021			65,392,363
Bought deal offering			$ 34,500							34,500
Bought deal offering (shares)			5,702,479
Private placements			$ 18,040							18,040
Private placements (shares)			1,867,404
Acquisition of QuestEx Gold & Copper Ltd.	$ 9,528				$ 328				$ 9,856
Acquisition of QuestEx Gold & Copper Ltd. (shares)	1,082,553
Acquisition of exploration and evaluation interests (Note 10)			$ 1,670	$ 1,250						2,920
Acquisition of exploration and evaluation interests (Note 10) (shares)			271,340
Share-based payments							11,706			11,706
Exercise of options			$ 3,722				(1,237)			2,485
Exercise of options (shares)			479,169
Vesting of restricted share units		$ 200				$ (200)
Vesting of restricted share units (shares)		48,074
Exercise of warrants			$ 41,701				(11,326)			30,375
Exercise of warrants (Shares)			2,812,500
Share issue costs			$ (2,753)							(2,753)
Flow-through share premium (Note 12)			(4,561)							(4,561)
Loss for the year								(88,890)		(88,890)
Balance at end of period at Dec. 31, 2022			$ 464,029	1,250			39,879	(367,931)		137,227
Balance at end of period (shares) at Dec. 31, 2022			77,655,882
Bought deal offering			$ 73,537							73,537
Bought deal offering (shares)			10,005,000
Private placements			$ 15,275							15,275
Private placements (shares)			1,767,184
Acquisition of exploration and evaluation interests (Note 10)			$ 500	(500)
Acquisition of exploration and evaluation interests (Note 10) (shares)			70,285
Share-based payments							12,436			12,436
Exercise of options			$ 1,620				(586)			1,034
Exercise of options (shares)			267,524
Vesting of restricted share units		$ 3,646				$ (3,646)
Vesting of restricted share units (shares)		400,776
Tahltan Investment rights			$ 1,500				(1,500)
Tahltan Investment rights (shares)			119,785
Exercise of warrants			$ 90				(25)			65
Exercise of warrants (Shares)			9,657
Share issue costs			$ (4,142)							(4,142)
Flow-through share premium (Note 12)			(3,658)							(3,658)
Equity component of convertible debenture, net of tax (Note 13)							1,741			1,741
Loss for the year								(108,980)		(108,980)
Balance at end of period at Dec. 31, 2023			$ 552,397	$ 750			$ 48,299	$ (476,911)		$ 124,535
Balance at end of period (shares) at Dec. 31, 2023			90,296,093